Earnings Per Share, Basic And Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Earnings Per Share [Abstract]
Net income	$ 175.2	$ 33.6	$ 67.4	$ 91.8	$ 171.8	$ 34.9	$ 70.7	$ 82.5	$ 368.0	$ 359.9	$ 324.4
Basic weighted average number of shares outstanding									80.2	82.3	86.2
Dilutive effect of share awards									0.5	0.5	0.8
Diluted weighted average number of shares outstanding									80.7	82.8	87.0
Earnings per share - basic	$ 2.20	$ 0.42	$ 0.84	$ 1.14	$ 2.13	$ 0.43	$ 0.86	$ 0.96	$ 4.59	$ 4.37	$ 3.76
Earnings per share - diluted	$ 2.18	$ 0.42	$ 0.84	$ 1.13	$ 2.12	$ 0.43	$ 0.85	$ 0.96	$ 4.56	$ 4.35	$ 3.73